Leased Properties - Future Lease Payments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 281,535
2021	236,652
2022	179,256
2023	127,058
2024	81,226
Thereafter	186,454
Total undiscounted future minimum lease payments	1,092,181
Less: Difference between undiscounted lease payments and discounted operating lease liabilities	80,455
Total operating lease liabilities	$ 1,011,726